Major Customers and Suppliers (Details Narrative)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Suppliers Member | Cost of Goods, Total [Member]
Concentration Risk, Percentage	27.00%	27.00%
Suppliers b. | Cost of Goods, Total [Member]
Concentration Risk, Percentage	18.00%	18.00%
Suppliers c. | Cost of Goods, Total [Member]
Concentration Risk, Percentage	10.00%	14.00%
Customer A | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	25.00%	21.00%
Customer A | Accounts Receivable [Member]
Concentration Risk, Percentage	34.00%	33.00%
Customer B | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	25.00%	20.00%
Customer B | Accounts Receivable [Member]
Concentration Risk, Percentage	28.00%	25.00%
Customer C | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	23.00%	17.00%
Customer C | Accounts Receivable [Member]
Concentration Risk, Percentage	26.00%	25.00%
Major Suppliers [Member] | Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	10.00%
Customer D | Revenue from Contract with Customer Benchmark [Member] | Represents Four Major Customers
Concentration Risk, Percentage	20.00%	10.00%
Suppliers d. | Cost of Goods, Total [Member]
Concentration Risk, Percentage		12.00%